Investment securities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investments in Short-Term Debt Securities

Million US dollar	2018	2017
Investment in unquoted companies	84	76
Investment on debt securities	24	24

Non-current investments	108	100
Investment on debt securities	87	1 304

Current investments	87	1 304